Stock-Based Compensation - Summary of Option Activity (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Beginning balance (in shares)	468,632	823,833	468,632
Assumption of options in connection with the reverse merger (in shares)			215,207
Granted (in shares)		849,012	183,391
Exercised (in shares)		(83,795)	(20,348)
Expired/Forfeited (in shares)		(204,868)	(23,049)
Ending balance (in shares)		1,384,182	823,833	468,632
Exercisable at end of period (in shares)		461,339	527,053
Weighted average exercise price per share
Beginning balance (in dollars per share)	$ 13.23	$ 31.43	$ 13.23
Assumption of options in connection with the reverse merger (in dollars per share)			77.20
Granted (in dollars per share)		35.31	18.91
Exercised (in dollars per share)		17.63	8.24
Expired/Forfeited (in dollars per share)		74.86	20.34
Ending balance (in dollars per share)		28.22	31.43	$ 13.23
Exercisable at end of period (in dollars per share)		$ 18.34	$ 38.42
Weighted average remaining contractual term (years)
Outstanding (years)	5 years 10 months 20 days	8 years 1 month 2 days	5 years 10 months 20 days	7 years 4 months 13 days
Assumption of options in connection with the reverse merger (in dollars per share)			$ 2,500
Exercisable (years)		6 years 7 days	4 years 8 months 23 days